May 2, 2008

VIA EDGAR

U.S. Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN:         Document Control - EDGAR

RE:      RiverSource of New York Variable Annuity Account ("Registrant")
                  RiverSource Retirement Advisor Variable Annuity
                  RiverSource Retirement Advisor Advantage Variable Annuity RiverSource Retirement Advisor Select Variable Annuity RiverSource Retirement Advisor Advantage Plus Variable Annuity RiverSource Retirement Advisor Select Plus Variable Annuity RiverSource Retirement Advisor 4 Advantage Variable Annuity RiverSource Retirement Advisor 4 Select Variable Annuity RiverSource Retirement Advisor 4 Access Variable Annuity
                  File Nos. 333-91691/811-07623

Dear Commissioners:

Registrant certifies that the form of prospectuses and Statement of Additional Information that would have been filed under paragraph (c) of Rule 497 would not have differed from that contained in the most recent Registration Statement or Amendment, and the text of the most recent Registration Statement or Amendment has been filed electronically.

If you have any questions or concerns regarding this filing, please contact me at (612) 678-0175 or Boba Selimovic at (612) 671-7449.


Very truly yours,



/s/ Elisabeth A. Dahl
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Elisabeth A. Dahl
Assistant General Counsel